OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other long-term debt
Schedule of other long-term liabilities
December 31, 2012

Interest free government loan	4,772

Total other long-term liabilities	4,772